FAIR VALUE MEASUREMENTS (Assets and Liabilities on a Recurring Basis) (Details)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2014 Fair Value, Measurements, Recurring [Member] CNY	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] CNY	Dec. 31, 2014 Fair Value, Measurements, Recurring [Member] Foreign Exchange Forward Contract [Member] CNY	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Foreign Exchange Forward Contract [Member] CNY	Dec. 31, 2014 Fair Value, Measurements, Recurring [Member] Capped Call Option [Member] CNY	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Capped Call Option [Member] CNY	Dec. 31, 2014 Fair Value, Measurements, Recurring [Member] Quote Prices in Active market for Identical Assets (Level 1) [Member] CNY	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Quote Prices in Active market for Identical Assets (Level 1) [Member] CNY	Dec. 31, 2014 Fair Value, Measurements, Recurring [Member] Quote Prices in Active market for Identical Assets (Level 1) [Member] Foreign Exchange Forward Contract [Member] CNY	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Quote Prices in Active market for Identical Assets (Level 1) [Member] Foreign Exchange Forward Contract [Member] CNY	Dec. 31, 2014 Fair Value, Measurements, Recurring [Member] Quote Prices in Active market for Identical Assets (Level 1) [Member] Capped Call Option [Member] CNY	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Quote Prices in Active market for Identical Assets (Level 1) [Member] Capped Call Option [Member] CNY	Dec. 31, 2014 Fair Value, Measurements, Recurring [Member] Significance Other Observable Inputs (Level 2) [Member] CNY	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Significance Other Observable Inputs (Level 2) [Member] CNY	Dec. 31, 2014 Fair Value, Measurements, Recurring [Member] Significance Other Observable Inputs (Level 2) [Member] Foreign Exchange Forward Contract [Member] CNY	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Significance Other Observable Inputs (Level 2) [Member] Foreign Exchange Forward Contract [Member] CNY	Dec. 31, 2014 Fair Value, Measurements, Recurring [Member] Significance Other Observable Inputs (Level 2) [Member] Capped Call Option [Member] CNY	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Significance Other Observable Inputs (Level 2) [Member] Capped Call Option [Member] CNY	Dec. 31, 2014 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member] CNY	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member] CNY	Dec. 31, 2014 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member] Foreign Exchange Forward Contract [Member] CNY	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member] Foreign Exchange Forward Contract [Member] CNY	Dec. 31, 2014 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member] Capped Call Option [Member] CNY	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member] Capped Call Option [Member] CNY
Assets:
Derivatives					47,712,744	43,160,093	21,098,263	107,223,601									47,712,744	43,160,093							21,098,263	107,223,601
Available-for-sale investment		30,117,797	20,875,725	30,117,797																	20,875,725	30,117,797
Liabilities:
Derivatives					30,901,012	10,080,395											30,901,012	10,080,395
Convertible senior notes			1,540,398,645	770,485,897																	1,540,398,645	770,485,897